Note 10 - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Interest rate – Fair value	$ (105,059)	$ (144,479)
Interest rate contracts - Realized loss	(110,780)	(231,656)
Total loss on derivatives	$ (215,839)	$ (376,135)